RELATED PARTY BALANCES AND TRANSACTIONS - Key management personnel compensation (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of transactions between related parties [line items]
Salaries and Consulting	$ 1,157,129	$ 964,053
Share-based compensation	5,964,278	22,415,779
Bonus	335,000	508,000
Key management personnel compensation	7,456,407	23,887,832
Amount payable, key management personnel compensation	0	0
Executive Chairman
Disclosure of transactions between related parties [line items]
Salaries and Consulting	300,000	269,070
Share-based compensation	1,291,220	15,233,481
Bonus	100,000	75,000
Key management personnel compensation	1,691,220	15,577,551
Chief Executive Officer
Disclosure of transactions between related parties [line items]
Salaries and Consulting	300,000	250,000
Share-based compensation	1,291,220	4,722,549
Bonus	100,000	325,000
Key management personnel compensation	1,691,220	5,297,549
President
Disclosure of transactions between related parties [line items]
Salaries and Consulting	210,000	195,000
Share-based compensation	1,291,220	1,281,825
Bonus	70,000	75,000
Key management personnel compensation	1,571,220	1,551,825
Chief Financial Officer
Disclosure of transactions between related parties [line items]
Salaries and Consulting	72,000	72,900
Key management personnel compensation	72,000	72,900
Chief Operating Officer
Disclosure of transactions between related parties [line items]
Salaries and Consulting	195,000	157,083
Share-based compensation	544,192	291,310
Bonus	65,000	33,000
Key management personnel compensation	804,192	481,393
Non-executive directors
Disclosure of transactions between related parties [line items]
Salaries and Consulting	80,129	20,000
Share-based compensation	1,546,426	886,614
Key management personnel compensation	$ 1,626,555	$ 906,614